Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Nature of Relationships with Related Parties

Nature of relationships with related parties:

Name	Relationship with the Company
Mr. Haogang Yang	Director of the Company
Mori Enterprise Management (Beijing) Partnership	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd.	Controlled by Mr. Haogang Yang
Mr. Chen Chen	Former CFO of the Company (through April 29, 2026)

Schedule of Balances with Related Parties

As of March 31, 2026 and September 30, 2025, the balances with related parties were as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
	US$	US$
Due to a related party
Mr. Haogang Yang	$23,578	$22,846

Due from related parties
Mori Enterprise Management (Beijing)	$145	$140
Yuanjie (Huzhou) Technology Co., Ltd.	28,993	—
Partnership Qi Fei Shanghai Technology Co., Ltd.	19,861	19,244
Mr. Chen Chen	7,171	6,949
Total	$56,170	$26,333